Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 450		$ 450
Checking accounts and demand deposits	1,434,939		2,248,954
Time deposits	10,918,646		7,647,200
Cash and cash equivalents	$ 12,354,035	$ 403,463	$ 9,896,604